Summary of Significant Accounting Policies (Allowance for Doubtful Account) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Allowance for doubtful account
Balance at beginning of the year	$ 574	$ 447	$ 599
Provision for the year	34	214	18
Bad debt recovery	53
Written off during the year	(21)	(88)	(171)
Exchange difference		1	1
Balance at end of the year	$ 534	$ 574	$ 447